Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000022588 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 5,240,449,924
Holdings Count | Holding	42
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022590 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series II
Trading Symbol	JAJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 5,240,449,924
Holdings Count | Holding	42
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022589 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JELGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 5,240,449,924
Holdings Count | Holding	42
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022594 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series I
Trading Symbol	JELBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 3,852,027,730
Holdings Count | Holding	43
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022595 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series II
Trading Symbol	JAJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,852,027,730
Holdings Count | Holding	43
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022593 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 3,852,027,730
Holdings Count | Holding	43
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022598 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 958,497,181
Holdings Count | Holding	42
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022600 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 958,497,181
Holdings Count | Holding	42
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022599 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series I
Trading Symbol	JELMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 958,497,181
Holdings Count | Holding	42
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022604 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series I
Trading Symbol	JELCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 445,711,231
Holdings Count | Holding	35
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022605 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series II
Trading Symbol	JAISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 445,711,231
Holdings Count | Holding	35
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022603 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 445,711,231
Holdings Count | Holding	35
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.